Condensed Consolidated Statements of Cash Flows (Unaudited) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 30, 2023 USD ($)	Sep. 30, 2022 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Cash flows from operating activities
Net loss attributable to Agrify Corporation	$ (19,224)	$ (130,235)	$ (188,173)	$ (32,465)
Adjustments to reconcile net loss attributable to Agrify Corporation to net cash used in operating activities:
Depreciation and amortization	1,469	2,602	3,047	1,310
Impairment of goodwill and intangible assets		69,904	69,904
(Recovery of) provision for credit losses	(14,818)	23,708
Loss on extinguishment of notes payable, net	4,631	38,985	38,985	(2,685)
Change in fair value of warrant liabilities	(3,599)	(47,234)	(51,461)
Amortization of premium on investment securities		606		951
Interest on investment securities		(700)	(232)	(1,035)
Provision for doubtful accounts			36,694	1,187
(Recovery of) provision for slow-moving inventory	(2,914)	967	31,480	942
(Gain) loss on disposal of fixed assets	(63)	6
Amortization of debt (premium) discount	(6)	4,195	4,459	(42)
Amortization of issuance costs	24	508	420
Deferred income taxes		(262)	23	25
Prepaid and refundable taxes		(10)
Stock based compensation expense	2,136	3,538
Non-cash interest income		(1,581)
Compensation in connection with the issuance of stock options and restricted stock units			4,319	5,552
Issuance of common shares in connection with acquisition				176
Loss (income) from disposal of fixed assets			33	(5)
Impairment of property and equipment			2,912
Gain on forgiveness of PPP Loan				(45)
(Income) loss attributable to non-controlling interests	(2)	5	(134)	140
Change in fair value of contingent consideration		(1,509)	(2,156)	1,412
Changes in operating assets and liabilities, net of acquisitions:
Accounts receivable	866	1,217	1,540	(3,391)
Inventory	6,619	(20,129)	(30,248)	(6,568)
Prepaid expenses and other current assets	630	969	3,222	(1,745)
Right of use assets, net	66	55	(731)	29
Other non-current assets	170	(10)	1,138
Accounts payable	1,505	303	11,236	1,127
Accrued expenses and other current liabilities	(3,406)	(8,165)	(8,555)	8,284
Operating lease liabilities	9
Other non-current liabilities			882
Deferred revenue	(33)	4,247	(625)	(3,303)
Net cash and cash equivalents used in operating activities	(25,940)	(58,020)	(72,021)	(30,149)
Cash flows from investing activities
Purchases of property and equipment	(59)	(8,002)	(8,134)	(2,220)
Proceeds from disposal of property and equipment	87
Purchases of intangibles assets				(104)
Purchase of securities		(283,271)	(294,687)	(62,209)
Proceeds from sale of securities	10,456	317,593	329,009	17,743
Proceeds from the sale of fixed assets				101
Issuance of loans receivable	(591)	(26,942)	(23,009)	(22,143)
Proceeds from repayment of loan receivable	15,342
Payments on contingent liabilities			(3,330)
Cash received from escrow account related to Sinclair acquisition			1,351
Cash paid for business combination, net of cash acquired		(3,513)	(3,517)	(35,908)
Net cash and cash equivalents provided by (used in) investing activities	25,235	(4,135)	(2,317)	(104,740)
Cash flows from financing activities
Proceeds from issuance of debt and warrants in private placement, net		61,891	61,817
Proceeds from issuance of Common Stock and warrants in private placement, net of fees		25,797	25,796
Proceeds from “at the market” Program, net	1,545
Proceeds from Employee Stock Purchase Plan Shares	25
Proceeds from Common Stock through an “at the market” offering, net of fees			15,042
Proceeds from IPO, net of fees				56,961
Proceeds from Secondary public offering, net of fees				79,839
Proceeds from exercise of options		20	20	2,132
Proceeds from exercise of warrants		3		8
Proceeds from issuance of related party note	500
Proceeds from confidentially marketed public offering			8,193
Repayment of debt in private placement	(10,307)	(33,170)	(35,497)
Repayments of notes payable, other	(71)	(48)	(187)
Payments on insurance financing loans	(1,205)	(1,714)	(1,928)
Payments on other financing loans	(5)	(248)	(254)
Payments of financing leases	(80)	(241)	(221)	(148)
Impact of reverse stock split		2
Net cash and cash equivalents (used in) provided by financing activities	(9,598)	52,292	72,781	138,792
Net decrease in cash and cash equivalents	(10,303)	(9,863)	(1,557)	3,903
Cash and cash equivalents at the beginning of period	10,457	12,014	12,014	8,111
Cash and cash equivalents at the end of period	154	2,151	10,457	12,014
Cash, cash equivalents, and restricted cash at end of period
Cash and cash equivalents	154	2,151	10,457	12,014
Restricted cash		10,000	10,000
Total cash, cash equivalents, and restricted cash at the end of period	154	12,151	20,457	12,014
Supplemental disclosures
Cash paid for interest			4,969	30
Cash paid for taxes
Supplemental disclosures of non-cash information
Equipment sold for loan receivable to customer				289
Initial fair value of warrants		50,705	55,627
Financing of prepaid insurance	1,694	1,928	$ 1,928
Transfer of property and equipment to inventory	33
Conversion of convertible notes	$ 3,306